Note 4 - Investments (Tables)	6 Months Ended
Jun. 30, 2018
Statement Line Items [Line Items]
Disclosure of term deposits [text block]
	June 30, 2018	December 31, 2017
Short-term investments	$55,000,000	$30,000,000
Long-term investments	$50,000,000	$75,000,000
	$105,000,000	$105,000,000